SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Product Warranty - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Warranty:
Warranty accrual reversals	$ 0.1	$ 0.1	$ 0.3
Minimum [Member]
Product Warranty:
Warranty period	1 year
Period after sales to provide limited warranty services	2 years
Maximum [Member]
Product Warranty:
Warranty period	2 years